Financial Risk and Insurance Management - Summary of Financial Assets and Financial Liabilities Measured at Fair Value (Detail) - PEN (S/) S/ in Thousands	Jun. 30, 2025		Dec. 31, 2024		Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [abstract]
Derivative financial assets	S/ 44,472		S/ 67,472
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	174,661		235,745		S/ 157,729	S/ 241,133
Trade accounts receivable	1,018,239		962,457
Financial liabilities measured at fair value [Abstract]
Derivative financial liabilities	71,935		42,370
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	2,976,234		2,965,541
Lease liabilities	128,541		147,888		S/ 147,184	S/ 158,045
Trade accounts payable	918,446		931,265
Capital Risk [Member]
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,573,771		3,619,774
Lease liabilities	128,541		147,888
Trade accounts payable	920,514		934,006
Other payables	152,615	[1]	148,155	[2]
Other financial liabilities	4,775,441		4,849,823
Capital Risk [Member] | Other Financial Liabilities [Member]
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,573,771		3,619,774
Lease liabilities	128,541		147,888
Trade accounts payable	920,514		934,006
Other payables	152,615	[1]	148,155	[2]
Other financial liabilities	4,775,441		4,849,823
Capital Risk [Member] | Fair Value [Member]
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,754,513		3,768,101
Other financial liabilities	3,754,513		3,768,101
Capital Risk [Member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Disclosure Of Financial Liabilities Not measured At Fair Value [Abstract]
Loans and borrowings	3,754,513		3,768,101
Other financial liabilities	3,754,513		3,768,101
Capital Risk [Member] | Financial liabilities at fair value, class [member]
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments	71,935		42,370
Derivative financial liabilities	71,935		42,370
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Fair Value Hedging Instruments [Member]
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments	71,935		42,370
Derivative financial liabilities	71,935		42,370
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Fair Value [Member]
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments	71,935		42,370
Derivative financial liabilities	71,935		42,370
Capital Risk [Member] | Financial liabilities at fair value, class [member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Financial liabilities measured at fair value [Abstract]
Derivative financial instruments	71,935		42,370
Derivative financial liabilities	71,935		42,370
Capital Risk [Member] | Financial assets at fair value, class [member]
Disclosure of financial assets [abstract]
Other investments	112,776		100,510
Derivative financial instruments	44,472		67,472
Derivative financial assets	157,248		167,982
Capital Risk [Member] | Financial assets at fair value, class [member] | Fair Value Other Comprehensive Income Debt Instruments [Member]
Disclosure of financial assets [abstract]
Other investments	112,776		100,510
Derivative financial assets	112,776		100,510
Capital Risk [Member] | Financial assets at fair value, class [member] | Fair Value Hedging Instruments [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	44,472		67,472
Derivative financial assets	44,472		67,472
Capital Risk [Member] | Financial assets at fair value, class [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Other investments	112,776		100,510
Derivative financial instruments	44,472		67,472
Derivative financial assets	157,248		167,982
Capital Risk [Member] | Financial assets at fair value, class [member] | Level 1 of fair value hierarchy [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Other investments	112,776		100,510
Derivative financial assets	112,776		100,510
Capital Risk [Member] | Financial assets at fair value, class [member] | Level 2 of fair value hierarchy [member] | Fair Value [Member]
Disclosure of financial assets [abstract]
Derivative financial instruments	44,472		67,472
Derivative financial assets	44,472		67,472
Capital Risk [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	174,661		235,745
Trade accounts receivable	1,018,239		962,457
Other assets	42,034	[3]	42,063	[4]
Other financial assets	1,234,934		1,240,265
Capital Risk [Member] | Financial assets at amortised cost, class [member] | Financial Assets At Amortized Cost [Member]
Disclosure Of Financial Assets Not measured At Fair Value [Abstract]
Cash and cash equivalents	174,661		235,745
Trade accounts receivable	1,018,239		962,457
Other assets	42,034	[3]	42,063	[4]
Other financial assets	S/ 1,234,934		S/ 1,240,265

[1]	They do not include taxes payable, prepayments, labor liabilities.
[2]	They do not include taxes payable, prepayments and labor liabilities.
[3]	They do not include taxes receivable, prepayments.
[4]	They do not include taxes receivable and prepayments.